Insurance business - Effect of contracts initially recognised in the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of actual claims compared with previous estimates [line items]
Total	$ (44)	$ (16)
Life direct participating and investment DPF contracts
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	0	0
Onerous contracts issued	(13)	(9)
Total	(13)	(9)
Life direct participating and investment DPF contracts | Estimates of present value of cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	12,418	9,714
Onerous contracts issued	215	123
Total	12,633	9,837
Life direct participating and investment DPF contracts | – insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	602	401
Onerous contracts issued	21	16
Total	623	417
Life direct participating and investment DPF contracts | – claims and other insurance service expenses payable
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	11,816	9,313
Onerous contracts issued	194	107
Total	12,010	9,420
Life direct participating and investment DPF contracts | Estimates of present value of cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	(14,074)	(10,844)
Onerous contracts issued	(204)	(115)
Total	(14,278)	(10,959)
Life direct participating and investment DPF contracts | Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	37	29
Onerous contracts issued	2	1
Total	39	30
Life direct participating and investment DPF contracts | Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,619	1,101
Onerous contracts issued	0	0
Total	1,619	1,101
Life other contracts
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	0	0
Onerous contracts issued	(31)	(7)
Total	(31)	(7)
Life other contracts | Estimates of present value of cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,116	640
Onerous contracts issued	464	111
Total	1,580	751
Life other contracts | – insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	106	57
Onerous contracts issued	50	9
Total	156	66
Life other contracts | – claims and other insurance service expenses payable
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,010	583
Onerous contracts issued	414	102
Total	1,424	685
Life other contracts | Estimates of present value of cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	(1,350)	(778)
Onerous contracts issued	(438)	(105)
Total	(1,788)	(883)
Life other contracts | Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	27	21
Onerous contracts issued	5	1
Total	32	22
Life other contracts | Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	207	117
Onerous contracts issued	0	0
Total	$ 207	$ 117